INTANGIBLE ASSETS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Dec. 31, 2006 Tape Laboratories, Inc [Member]	Dec. 31, 2007 Grau Data Storage, AG [Member]
Amortization of intangible assets	$ 0	$ 16,000	$ 0	$ 110,000	$ 110,000	$ 629,000
Business Acquisition Purchase Price Of Intangible Assets							$ 5,700,000	$ 700,000